Financial performance	6 Months Ended
Dec. 31, 2025
Financial performance [Abstract]
Financial performance
Section 2.	Financial performance

2.1.	Operating segments

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. An operating segment’s operating results are reviewed regularly by the Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. The Managing Director is considered to be the CODM and is empowered by the Board to allocate resources and assess the performance of the Group.

Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Description of segments

The Company operates predominantly as a mineral exploration and development company. The operating segments are based on the reports reviewed by the Managing Director for assessing performance and determining the allocation of resources and strategic decision making within the Group.

North America	Represents activity in the US, primarily in relation to Rhyolite Ridge and the Reno office.
Australia	Represents head office expenditure, including ASX listing costs, employee benefits, exchange gains and losses and corporate assets (predominantly cash).

Segment information provided to the CODM:

Segment information	North America				Australia				Total
	Transition 2025	Fiscal 2025	Fiscal 2024	Fiscal 2023	Transition 2025	Fiscal 2025	Fiscal 2024	Fiscal 2023	Transition 2025	Fiscal 2025	Fiscal 2024	Fiscal 2023
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Exploration expenditure - non core	-	(37)	(31)	(45)	-	-	-	-	-	(37)	(31)	(45)
Other expenses	(741)	(1,899)	(2,383)	(1,356)	(904)	(1,888)	(1,467)	(2,328)	(1,645)	(3,787)	(3,850)	(3,684)
Reportable segment loss	(741)	(1,936)	(2,414)	(1,401)	(904)	(1,888)	(1,467)	(2,328)	(1,645)	(3,824)	(3,881)	(3,729)
Employee benefits and other expenses	(964)	(2,680)	(2,407)	(2,043)	(1,757)	(3,692)	(2,937)	(3,924)	(2,721)	(6,372)	(5,344)	(5,967)
Net financing income / (expense)	(1,996)	(3,173)	(1,802)	(25)	2,292	3,815	3,202	3,330	296	642	1,400	3,305
Net loss before income tax	(3,701)	(7,789)	(6,623)	(3,469)	(369)	(1,765)	(1,202)	(2,922)	(4,070)	(9,554)	(7,825)	(6,391)

Segment assets
Exploration assets	209,009	203,110	187,664	152,226	-	-	-	-	209,009	203,110	187,664	152,226
Other assets	12,683	9,443	8,576	5,258	10,851	20,988	28,235	48,835	23,534	30,431	36,811	54,093
Total assets	221,692	212,553	196,240	157,484	10,851	20,988	28,235	48,835	232,543	233,541	224,475	206,319
Segment liabilities
Payables	1,416	2,124	4,442	7,547	421	390	142	927	1,837	2,514	4,584	8,474
Provisions	105	165	177	167	198	297	251	201	303	462	428	368
Borrowings	-	-	1,200	-	-	-	-	-	-	-	1,200	-
Total current liabilities	1,521	2,289	5,819	7,714	619	687	393	1,128	2,140	2,976	6,212	8,842
Payables	107	267	(8)	78	-	-	50	-	184	267	42	78
Total non-current liabilities	107	267	(8)	78	77	-	50	-	184	267	42	78
Total liabilities	1,628	2,556	5,811	7,792	696	687	443	1,128	2,324	3,243	6,254	8,920
Net assets	220,064	209,997	190,429	149,692	10,155	20,301	27,792	47,707	230,219	230,298	218,221	197,399

Major customers

The Company has no major customers and nil revenues (FY2025, FY2024 and FY2023: nil).

6 months ended Dec 31, 2025	12 months ended June 30, 2025	12 months ended June 30, 2024	12 months ended June 30, 2023
$000	$’000	$’000	$’000

2.2.	Impairment write-off

Exploration expenditure written off	-	(37)	(31)	(45)
Total impairment	-	(37)	(31)	(45)

2.3.	Other expenses

General and administrative expenses	822	1,877	1,668	2,751
Consulting and professional costs	646	1,633	1,922	881
Depreciation and amortization	177	277	260	52
Total other expenses	1,645	3,787	3,850	3,684

2.4.	Net finance income / (costs)

Interest income from external providers	309	608	1,293	1,484
Other revenue	-	-	-	26
Net foreign exchange gain	19	45	118	1,811
Finance income	328	653	1,411	3,321

Bank charges	(24)	(9)	(9)	(6)
Net foreign exchange loss	-	-	-	-
Lease interest	(8)	(2)	(2)	(10)
Finance costs	(32)	(11)	(11)	(16)
Net finance income / (costs)	296	642	1,400	3,305

Interest income is recorded at the effective interest rate applicable to the financial instrument. Interest is recognized as it accrues (using the effective interest method, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument) to the net carrying amount of the financial asset.

2.5.	Earnings per share

	6 months ended Dec 31, 2025	12 months ended June 30, 2025	12 months ended June 30, 2024	12 months ended June 30, 2023
	$’000	$’000	$’000	$’000

Earnings used in calculating earnings per share
Basic and diluted loss	(4,070)	(9,554)	(7,825)	(6,391)

Weighted average number of ordinary shares used as the denominator	Number	Number	Number	Number

Issued ordinary shares - opening balance	2,357,575,511	2,325,614,708	2,098,818,267	2,091,299,420
Effect of shares issued	56,390,855	31,960,803	46,244,015	6,894,635

Weighted average number of ordinary shares	2,413,966,366	2,357,575,511	2,145,062,282	2,098,194,055

Weighted average number of ordinary shares (diluted)
Weighted average number of ordinary shares at 30 June for basic EPS	2,413,966,366	2,357,575,511	2,145,062,282	2,098,194,055
Effect of dilution from options and rights on issue	-	-	-	-
Weighted average number of ordinary shares adjusted for effect of dilution	2,413,966,366	2,357,575,511	2,145,062,282	2,098,194,055

	Cents	Cents	Cents	Cents
Basic loss per share attributable to the ordinary equity holders of the company	(0.17)	(0.41)	(0.36)	(0.30)
Diluted loss per share attributable to the ordinary equity holders of the company	(0.17)	(0.41)	(0.36)	(0.30)

Basic EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. The effect of dilution from options and rights on issue in the financial period would be 76,665,575 (30 June 2025: 64,922,144 and 2024: 36,944,618 and 2023: 35,840,492). The impact the potential ordinary shares is treated as dilutive only when their conversion to ordinary shares would decrease EPS.